Segment information - Percent of revenue by geographical location (Details) - Geographic Concentration Risk - Revenue, Product and Service Benchmark	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Europe
Segment Reporting Information [Line Items]
Concentration percentage	64.00%	66.00%
Americas
Segment Reporting Information [Line Items]
Concentration percentage	12.00%	11.00%
Asia
Segment Reporting Information [Line Items]
Concentration percentage	15.00%	12.00%
Africa
Segment Reporting Information [Line Items]
Concentration percentage	5.00%	7.00%
Other
Segment Reporting Information [Line Items]
Concentration percentage	4.00%	4.00%